UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Short Term Real Return Fund

Eaton Vance
Short Term Real Return Fund
January 31, 2012 (Unaudited)

Eaton Vance Short Term Real Return Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust (the Trust), pursues its investment objective by investing substantially all of its investable assets in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2012, the Fund owned 0.3% of Floating Rate Portfolio’s outstanding interests and 99.9% of Inflation-Linked Securities Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2012 is set forth below.

Eaton Vance
Short Term Real Return Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 98.8%

Security	Value
Inflation-Linked Securities Portfolio (identified cost, $47,821,242)	$47,953,749
Floating Rate Portfolio (identified cost, $31,958,465)	32,227,117

Total Investments in Affiliated Portfolios (identified cost $79,779,707)	$80,180,866

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(1)	$756	$756,495

Total Short-Term Investments (identified cost $756,495)(2)		$756,495

Total Investments — 99.7% (identified cost $80,536,202)		$80,937,361

Other Assets, Less Liabilities — 0.3%		$205,003

Net Assets — 100.0%		$81,142,364

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $129.

(2)	Cost for federal income taxes is the same.

A summary of open financial instruments at January 31, 2012 is as follows:

Inflation Swaps

						Net Unrealized
	Notional	Fund	Fund		Termination	Appreciation
Counterparty	Amount	Pays	Receives		Date	(Depreciation)
Barclays Bank PLC	$3,000,000	1.270%	Return on CPI-U (NSA	)	7/29/13	$81,468
Citibank N.A.	1,000,000	1.520	Return on CPI-U (NSA	)	4/8/12	13,154
Citibank N.A.	6,000,000	2.220	Return on CPI-U (NSA	)	2/25/13	45,966
Citibank N.A.	3,500,000	1.735	Return on CPI-U (NSA	)	6/28/13	(7,087)
Citibank N.A.	1,500,000	1.280	Return on CPI-U (NSA	)	10/1/13	46,730
Citibank N.A.	8,000,000	1.775	Return on CPI-U (NSA	)	11/2/13	(32,880)
Credit Suisse International	3,500,000	1.185	Return on CPI-U (NSA	)	7/23/13	103,554
Credit Suisse International	3,500,000	1.210	Return on CPI-U (NSA	)	7/27/13	101,272

						$352,177

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Interest Rate Swaps

		Fund
	Notional	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	Amount	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation
Barclays Bank PLC	$1,000,000	Pays	3-month USD- LIBOR-BBA	1.283%	4/8/12	$4,952
Citibank N.A.	3,500,000	Pays	3-month USD- LIBOR-BBA	0.812	7/23/12	5,553
Citibank N.A.	1,500,000	Pays	3-month USD- LIBOR-BBA	0.593	10/1/12	3,227
Citibank N.A.	8,000,000	Pays	3-month USD- LIBOR-BBA	0.569	11/2/13	12,340
Credit Suisse International	3,500,000	Pays	3-month USD- LIBOR-BBA	0.810	7/27/12	5,550
Credit Suisse International	3,000,000	Pays	3-month USD- LIBOR-BBA	0.853	7/29/12	5,487
Credit Suisse International	6,000,000	Pays	3-month USD- LIBOR-BBA	0.918	2/25/13	45,523
Credit Suisse International	3,500,000	Pays	3-month USD- LIBOR-BBA	0.627	6/28/13	6,526

						$89,158

At January 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $481,302 and $39,967, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$80,180,866	$—	$—	$80,180,866
Short-Term Investments	—	756,495	—	756,495

Total Investments	$80,180,866	$756,495	$—	$80,937,361

Swap Contracts	—	481,302	—	481,302

Total	$80,180,866	$1,237,797	$—	$81,418,663

Liability Description

Swap Contracts	$—	$(39,967)	$—	$(39,967)

Total	$—	$(39,967)	$—	$(39,967)

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Inflation-Linked Securities Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a Portfolio of Investments) for Floating Rate Portfolio at January 31, 2012 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Inflation-Linked Securities Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 110.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(1)(2)	$5,836	$6,195,800
1.125%, 1/15/21(1)	8,998	10,300,879
2.00%, 4/15/12(1)	36,457	36,702,186

Total U.S. Treasury Obligations (identified cost $53,059,400)		$53,198,865

Call Options Purchased — 0.0%(3)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
U.S. 5-Year Treasury Note Future 3/2012	20	$124.00	2/24/12	$5,312

Total Call Options Purchased (identified cost $3,635)				$5,312

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(4)	$757	$757,395

Total Short-Term Investments (identified cost $757,395)		$757,395

Total Investments — 112.5% (identified cost $53,820,430)		$53,961,572

Call Options Written — (0.0)%(3)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
U.S. 5-Year Treasury Note Future 3/2012	20	$123.25	2/24/12	$(17,031)

Total Call Options Written (premiums received $8,396)				$(17,031)

Other Assets, Less Liabilities — (12.5)%				$(5,989,708)

Net Assets — 100.0%				$47,954,833

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security (or a portion thereof) was purchased on a forward commitment basis.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $106.

Written options activity for the fiscal year to date ended January 31, 2012 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	15	$7,078
Options written	40	17,730
Options terminated in closing purchase transactions	(35)	(16,412)

Outstanding, end of period	20	$8,396

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Interest Rate Risk: The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into options on U.S. Treasury futures contracts to enhance yield. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $5,312 and $17,031, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,900,665

Gross unrealized appreciation	$69,364
Gross unrealized depreciation	(8,457)

Net unrealized appreciation	$60,907

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$53,198,865	$—	$53,198,865
Call Options Purchased	5,312	—	—	5,312
Short-Term Investments	—	757,395	—	757,395

Total Investments	$5,312	$53,956,260	$—	$53,961,572

Liability Description

Call Options Written	$(17,031)	$—	$—	$(17,031)

Total	$(17,031)	$—	$—	$(17,031)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 26, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 26, 2012